Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined contribution expense	$ 289	$ 290	$ 266
Continuing and Discontinued operations [member]
Disclosure of defined benefit plans [line items]
Defined contribution expense		$ 299	$ 278